SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Year ended December 31
(US$ MILLIONS)	2024	2023	2022
Net interest paid (received)	$689	$1,024	$677
Net income taxes paid (received)	44	162	52

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2024	2023	2022
Accounts receivable	$(252)	$(142)	$208
Inventory	1	(86)	(67)
Prepayments and other	19	(204)	(12)
Accounts payable and other	(115)	102	(692)
Changes in non-cash working capital, net	$(347)	$(330)	$(563)

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of non-recourse borrowings in subsidiaries of the company arising from financing activities as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$8,823	$12,913
Cash flows	341	(475)
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	—	(3,722)
Foreign currency translation	(619)	156
Other changes	(55)	(49)
Balance at end of year	$8,490	$8,823